Average Annual Total Returns - Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF before tax Inception Date	Xtrackers MSCI EAFE ESG Leaders Equity ETF before tax 1 Year	Xtrackers MSCI EAFE ESG Leaders Equity ETF before tax Since Inception	Xtrackers MSCI EAFE ESG Leaders Equity ETF After tax on distributions 1 Year	Xtrackers MSCI EAFE ESG Leaders Equity ETF After tax on distributions Since Inception	Xtrackers MSCI EAFE ESG Leaders Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI EAFE ESG Leaders Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI EAFE ESG Leaders Index 1 Year	MSCI EAFE ESG Leaders Index Since Inception	MSCI EAFE Index 1 Year	MSCI EAFE Index Since Inception
Total	Sep. 06, 2018	10.47%	9.32%	10.11%	8.78%	6.61%	7.21%	10.45%	9.29%	7.82%	7.53%